Short-term investment	12 Months Ended
Dec. 31, 2017
Disclosure of short-term investment [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
6.	Short-term investment

As at December 31, 2017, short-term investments consist of $271,455 cashable guaranteed investment certificates, with maturity on August 29, 2018. The yield on this investment is 1.05% per annum.

As at December 31, 2016, short-term investments consist of $3,352,062 cashable guaranteed investment certificates, with maturity on December 29, 2017. The yield on this investment was 0.825% per annum.

Minco Silver Corp [Member]
Disclosure of short-term investment [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
6.	Short-term investments

As at December 31, 2017, short-term investments consisted of the following:

	Currency	Amount ($)	Term	Interest per annum
Corporate bonds	USD	4,032,685	June 18, 2018 to November 4, 2019	3.22 % to 4.93%
Term deposit	USD	3,498,917	April 30, 2018	1.8 to 2.14%
Term deposit	RMB	15,441,479	6 to 12 months	1.6% to 2.15%
Term deposit	CAD	2,365,000	October 10, 2018	2.05%
		25,338,081

As at December 31, 2017, short-term investments of $15,441,479 (or RMB 80,032,150) (December 31, 2016 - $25,975,769 (or RMB 134,137,574)) resided in China.

As at December 31, 2016, short-term investments consisted of cashable term deposits with one year to maturity. The yields on these investments were between 1.43% and 2.15%.

Remittance of these funds back to Canada requires approvals by the relevant government authorities or designated banks in China or both